Investments Accounted for Using the Equity Method - Equity in Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Investments accounted for using the equity method [abstract]
Investments accounted for using the equity method, Affiliates	¥ 537,702	¥ 378,012
Investments accounted for using the equity method, Joint ventures	353,300	277,463
Investments accounted for using the equity method, Total	891,002	655,475	¥ 713,039
Honda's equity of undistributed earnings, Affiliates	198,432	293,489
Honda's equity of undistributed earnings, Joint ventures	262,599	222,061
Honda's equity of undistributed earnings, Total	¥ 461,031	¥ 515,550